Memorandum items	12 Months Ended
Dec. 31, 2025
Off-Balance Sheet Exposures [Abstract]
Memorandum items	Memorandum items
Memorandum items relates to balances representing rights, obligations and other legal situations that in the future may have an impact on net assets, as well as any other balances needed to reflect all transactions performed by the consolidated entities although they may not impinge on their net assets.
a) Guarantees and contingent commitments granted
Contingent liabilities includes all transactions under which an entity guarantees the obligations of a third party and which result from financial guarantees granted by the entity or from other types of contracts. The detail is as follows:

	2025	2024	2023
Loans commitment granted	321,234	302,861	279,589
Of which impaired	345	511	406
Financial guarantees granted	17,449	16,901	15,435
Of which impaired	332	217	578
Financial guarantees	17,437	16,887	15,400
Credit derivatives sold	12	14	35
Other commitments granted	148,118	134,493	113,273
Of which impaired	668	793	542
Technical guarantees	62,161	61,551	57,363
Other	85,957	72,942	55,910
The breakdown as at 31 December 2025 of the exposures and the provision fund out of balance sheet by impairment stage is EUR 464,215 million and EUR 338 million (EUR 435,147 million and EUR 305 million in 2024 and EUR 398,243 million and EUR 302 million in 2023) in stage 1, EUR 21,241 million and EUR 206 million (EUR 17,587 million and EUR 192 million in 2024 and EUR 8,528 million and EUR 174 million in 2023) in stage 2 and EUR 1,345 million and EUR 169 million (EUR 1,521 million and EUR 213 million in 2024 and EUR 1,526 million and EUR 226 million in 2023) in stage 3, respectively.
Income from guarantee instruments is recognised under 'Fee and commission income' in the consolidated income statements and is calculated by applying the rate established in the related contract to the nominal amount of the guarantee.
i. Loan commitments granted
Loan commitments granted: firm commitments of grating of credit under predefined terms and conditions, except for those that comply with the definition of derivatives as these can be settled in cash or through the delivery of issuance of another financial instrument. They include stand-by credit lines and long-term deposits.
ii. Financial guarantees granted
Financial guarantees includes, inter alia, financial guarantee contracts such as financial bank guarantees, credit derivatives sold, and risks arising from derivatives arranged for the account of third parties.
iii. Other commitments granted
Other contingent liabilities include all commitments that could give rise to the recognition of financial assets not included in the above items, such as technical guarantees and guarantees for the import and export of goods and services.
b) Memorandum items
i. Off-balance-sheet funds under management
The detail of off-balance-sheet funds managed by the Group and by joint ventures is as follows:

EUR million
	2025	2024	2023
Investment funds	197,346	178,840	165,174
Pension funds	16,112	15,646	14,831
Assets under management	43,974	35,999	29,732
	257,432	230,485	209,737
ii. Non-managed marketed funds
Additionally, at 31 December 2025 there are non-managed marketed funds totalling EUR 73,173 million (EUR 62,002 million and EUR 50,036 million at 31 December 2024 and 2023, respectively).
c) Third-party securities held in custody
At 31 December 2025 the Group held in custody debt securities and equity instruments totalling EUR 306,723 million (EUR 292,216 million and EUR 268,338 million at 31 December 2024 and 2023, respectively) entrusted to it by third parties.